CONSOLIDATED BALANCE SHEET (Parenthetical) - $ / shares	Dec. 31, 2015	Nov. 30, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Common shares, par value (in dollars per share)	$ 0.10	$ 5	$ 5
Common shares outstanding (in shares)	24,114,232	241,142,651	241,142,651